Janus Detroit Street Trust

Janus Henderson SG Global Quality Income ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Fund’s name was changed from Janus SG Global Quality Income ETF to Janus Henderson SG Global Quality Income ETF effective June 5, 2017.

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Shareholder’s Guide—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 19:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Funds available to their clients or otherwise distributing, promoting or marketing the Funds. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Funds, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Funds. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain Funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. More information regarding these payments is contained in the SAI.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson SG Global Quality Income ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Statement of Additional Information (“SAI”)

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (the “Merger”).

Effective June 5, 2017, in connection with the Merger, the Fund’s name was changed from Janus SG Global Quality Income ETF to Janus Henderson SG Global Quality Income ETF.

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Investment Adviser—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 18:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Fund available to their clients or otherwise distributing, promoting or marketing the Fund. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Fund, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Fund. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Other factors may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this supplement, the broker-dealer firm with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders is E*Trade Securities LLC. These fees may be in addition to fees paid from a Fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Fund’s name was changed from Janus Short Duration Income ETF to Janus Henderson Short Duration Income ETF effective June 5, 2017.

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Shareholder’s Guide—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 26:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Funds available to their clients or otherwise distributing, promoting or marketing the Funds. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Funds, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Funds. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain Funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. More information regarding these payments is contained in the SAI.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Statement of Additional Information (“SAI”)

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

In connection with the Merger, the Fund’s name was changed from Janus Short Duration Income ETF to Janus Henderson Short Duration Income ETF effective June 5, 2017.

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Investment Adviser—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 46:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Fund available to their clients or otherwise distributing, promoting or marketing the Fund. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Fund, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Fund. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Other factors may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this supplement, the broker-dealer firm with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders is E*Trade Securities LLC. These fees may be in addition to fees paid from a Fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Fund’s name was changed from Janus Small Cap Growth Alpha ETF to Janus Henderson Small Cap Growth Alpha ETF effective June 5, 2017.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Fund’s name was changed from Janus Small/Mid Cap Growth Alpha ETF to Janus Henderson Small/Mid Cap Growth Alpha ETF effective June 5, 2017.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

(the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Statement of Additional Information (“SAI”)

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (the “Merger”).

Effective June 5, 2017, in connection with the Merger, the Funds’ names are changed as shown below:

Fund Name Prior to June 5, 2017	Fund Name effective June 5, 2017
Janus Small Cap Growth Alpha ETF	Janus Henderson Small Cap Growth Alpha ETF
Janus Small/Mid Cap Growth Alpha ETF	Janus Henderson Small/Mid Cap Growth Alpha ETF

Please retain this Supplement with your records.

Janus Detroit Street Trust

The Health and Fitness ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017.

Please retain this Supplement with your records.

Janus Detroit Street Trust

The Long-Term Care ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017.

Please retain this Supplement with your records.

Janus Detroit Street Trust

The Obesity ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

Please retain this Supplement with your records.

Janus Detroit Street Trust

The Organics ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

Other Matters

Effective June 5, 2017, the following sentence is inserted at the end of the paragraph under “Investment Objective” on page 2:

The Adviser believes organic products are generally environmentally responsible and more likely to be sustainable.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Velocity Tail Risk Hedged Large Cap ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Shareholder’s Guide—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 21:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Funds available to their clients or otherwise distributing, promoting or marketing the Funds. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Funds, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Funds. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain Funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. More information regarding these payments is contained in the SAI.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Velocity Tail Risk Hedged Large Cap ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Statement of Additional Information (“SAI”)

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Investment Adviser—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 18:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Fund available to their clients or otherwise distributing, promoting or marketing the Fund. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Fund, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Fund. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Other factors may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this supplement, the broker-dealer firm with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders is E*Trade Securities LLC. These fees may be in addition to fees paid from a Fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Velocity Volatility Hedged Large Cap ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectus

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Shareholder’s Guide—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 21:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Funds available to their clients or otherwise distributing, promoting or marketing the Funds. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Funds, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Funds. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain Funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. More information regarding these payments is contained in the SAI.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Velocity Volatility Hedged Large Cap ETF

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Statement of Additional Information (“SAI”)

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Fund, and Henderson Group plc was completed on May 30, 2017 (“Merger”).

Other Matters

Effective June 5, 2017, the following replaces in its entirety the first paragraph under “Investment Adviser—Payments to Financial Intermediaries by Janus Capital or its Affiliates” on page 18:

From their own assets, Janus Capital or its affiliates may pay selected brokerage firms or other financial intermediaries for making the Fund available to their clients or otherwise distributing, promoting or marketing the Fund. Janus Capital or its affiliates may also make payments to intermediaries for information about transactions and holdings in the Fund, such as the amount of Fund shares purchased, sold or held through the intermediary and or its salespersons, the intermediary platform(s) on which shares are transacted and other information related to the Fund. Janus Capital or its affiliates may also make payments to intermediaries to eliminate or reduce trading commissions that the intermediary would otherwise charge its customers or its salespersons in connection with the purchase or sale of certain funds. Payment by Janus Capital or its affiliates to eliminate or reduce a trading commission creates an incentive for salespersons of the intermediary to sell the Janus funds over other funds for which a commission would be charged. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ for different intermediaries. Janus Capital may determine to make payments based on any number of factors or metrics. For example, Janus Capital may make payments at year-end and/or other intervals in a fixed amount, an amount based upon an intermediary’s services at defined levels, an amount based upon the total assets represented by funds subject to arrangements with the intermediary, or an amount based on the intermediary’s net sales of one or more funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Other factors may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital’s marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this supplement, the broker-dealer firm with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders is E*Trade Securities LLC. These fees may be in addition to fees paid from a Fund’s assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

Please retain this Supplement with your records.